Schedule of Investments(a)
Invesco Nasdaq Biotechnology ETF (IBBQ)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Biotechnology-80.62%
4D Molecular Therapeutics, Inc.(b)(c)	2,171	$17,021
89bio, Inc.(b)(c)	4,436	39,880
AC Immune S.A. (Switzerland)(b)	4,135	14,059
Acadia Pharmaceuticals, Inc.(b)(c)	6,944	113,326
ACELYRIN, Inc.(b)(c)	4,189	19,060
ADMA Biologics, Inc.(b)	9,761	196,294
Agios Pharmaceuticals, Inc.(b)(c)	2,374	140,992
Akero Therapeutics, Inc.(b)(c)	2,900	93,090
Alector, Inc.(b)	4,076	10,557
Alkermes PLC(b)	6,899	200,209
Allogene Therapeutics, Inc.(b)(c)	8,751	21,702
Alnylam Pharmaceuticals, Inc.(b)	5,380	1,361,517
ALX Oncology Holdings, Inc.(b)(c)	2,197	3,252
Amarin Corp. PLC, ADR (Ireland)(b)	16,769	8,497
Amgen, Inc.	10,370	2,933,362
Amicus Therapeutics, Inc.(b)	12,421	123,962
AnaptysBio, Inc.(b)(c)	1,262	31,500
Anavex Life Sciences Corp.(b)(c)	3,551	33,592
Apellis Pharmaceuticals, Inc.(b)	5,105	173,213
Apogee Therapeutics, Inc.(b)(c)	1,892	85,424
Arbutus Biopharma Corp.(b)	7,915	27,386
Arcellx, Inc.(b)(c)	2,258	198,862
Arcturus Therapeutics Holdings, Inc.(b)(c)	1,125	20,632
Arcutis Biotherapeutics, Inc.(b)(c)	4,904	63,948
Ardelyx, Inc.(b)(c)	9,869	55,957
argenx SE, ADR (Netherlands)(b)	1,353	834,192
Arrowhead Pharmaceuticals, Inc.(b)(c)	5,200	135,356
ARS Pharmaceuticals, Inc.(b)(c)	4,062	58,940
Ascendis Pharma A/S, ADR (Denmark)(b)	2,433	331,083
Aurinia Pharmaceuticals, Inc. (Canada)(b)	5,994	53,107
Autolus Therapeutics PLC, ADR (United Kingdom)(b)	8,358	27,749
Avidity Biosciences, Inc.(b)(c)	4,912	211,363
Beam Therapeutics, Inc.(b)(c)	3,463	94,782
BeiGene Ltd., ADR (China)(b)(c)	1,867	401,405
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)(c)	1,559	31,804
BioCryst Pharmaceuticals, Inc.(b)(c)	8,668	65,010
Biogen, Inc.(b)	6,119	982,895
BioMarin Pharmaceutical, Inc.(b)(c)	7,975	526,589
Biomea Fusion, Inc.(b)(c)	1,526	11,048
BioNTech SE, ADR (Germany)(b)(c)	4,103	485,754
bluebird bio, Inc.(b)(c)	7,974	3,229
Blueprint Medicines Corp.(b)(c)	2,654	255,792
BridgeBio Pharma, Inc.(b)	7,887	213,659
Cabaletta Bio, Inc.(b)(c)	2,055	7,850
Caribou Biosciences, Inc.(b)(c)	3,778	8,274
Cartesian Therapeutics, Inc., Rts., expiring 12/02/2024(b)(d)	2,633	474
Centessa Pharmaceuticals PLC, ADR(b)(c)	2,966	53,121
Cogent Biosciences, Inc.(b)	4,587	43,622
Coherus BioSciences, Inc.(b)(c)	4,821	5,882
Crinetics Pharmaceuticals, Inc.(b)	3,354	191,849
CRISPR Therapeutics AG (Switzerland)(b)(c)	3,565	182,421
Cullinan Therapeutics, Inc.(b)(c)	2,434	32,737
CureVac N.V. (Germany)(b)(c)	9,396	26,967
Cytokinetics, Inc.(b)(c)	4,932	255,774
Day One Biopharmaceuticals, Inc.(b)(c)	4,190	58,367
Denali Therapeutics, Inc.(b)(c)	6,000	150,000
Disc Medicine, Inc.(b)	1,245	78,995
Dynavax Technologies Corp.(b)	5,490	70,601
	Shares	Value
Biotechnology-(continued)
Dyne Therapeutics, Inc.(b)(c)	4,211	$128,899
Editas Medicine, Inc.(b)(c)	3,465	7,762
Erasca, Inc.(b)(c)	11,838	33,857
Exelixis, Inc.(b)(c)	11,960	436,062
Galapagos N.V., ADR (Belgium)(b)(c)	853	23,577
Genmab A/S, ADR (Denmark)(b)	1,758	37,797
Geron Corp.(b)	25,260	104,071
Gilead Sciences, Inc.	43,783	4,053,430
GRAIL, Inc.(b)(c)	1,294	22,645
Grifols S.A., ADR (Spain)(b)(c)	5,113	35,740
Halozyme Therapeutics, Inc.(b)(c)	5,307	255,797
Humacyte, Inc.(b)(c)	4,995	22,577
Ideaya Biosciences, Inc.(b)	3,539	96,827
ImmunityBio, Inc.(b)(c)	29,183	147,082
Immunocore Holdings PLC, ADR (United Kingdom)(b)(c)	1,616	52,908
Immunovant, Inc.(b)(c)	6,139	173,120
Incyte Corp.(b)	8,077	602,463
Insmed, Inc.(b)(c)	7,206	541,603
Intellia Therapeutics, Inc.(b)(c)	4,255	66,463
Ionis Pharmaceuticals, Inc.(b)(c)	6,133	219,132
Iovance Biotherapeutics, Inc.(b)(c)	12,719	118,541
Ironwood Pharmaceuticals, Inc.(b)(c)	6,696	23,570
iTeos Therapeutics, Inc.(b)	1,537	13,141
Janux Therapeutics, Inc.(b)(c)	2,178	98,467
KalVista Pharmaceuticals, Inc.(b)(c)	1,801	18,118
Keros Therapeutics, Inc.(b)	1,574	90,883
Kiniksa Pharmaceuticals International PLC(b)(c)	1,709	37,735
Krystal Biotech, Inc.(b)	1,208	238,483
Kura Oncology, Inc.(b)	3,208	35,416
Kymera Therapeutics, Inc.(b)(c)	2,700	126,495
Legend Biotech Corp., ADR(b)(c)	3,415	143,669
Lexicon Pharmaceuticals, Inc.(b)(c)	15,153	12,178
Lyell Immunopharma, Inc.(b)(c)	10,733	10,144
MacroGenics, Inc.(b)(c)	2,631	9,445
Madrigal Pharmaceuticals, Inc.(b)(c)	907	297,668
MannKind Corp.(b)(c)	11,519	78,099
MeiraGTx Holdings PLC(b)	3,236	21,908
Merus N.V. (Netherlands)(b)	2,855	128,018
Mineralys Therapeutics, Inc.(b)(c)	2,088	26,664
Mirum Pharmaceuticals, Inc.(b)(c)	1,993	92,116
Moderna, Inc.(b)	16,131	694,601
Myriad Genetics, Inc.(b)	3,795	61,745
Neurocrine Biosciences, Inc.(b)	4,232	536,406
Novavax, Inc.(b)(c)	6,709	58,502
Nurix Therapeutics, Inc.(b)(c)	2,694	59,564
Nuvalent, Inc., Class A(b)(c)	2,486	240,346
Olema Pharmaceuticals, Inc.(b)(c)	2,408	24,369
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	125	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	125	0
OnKure Therapeutics, Inc.(b)	144	2,220
ORIC Pharmaceuticals, Inc.(b)(c)	2,961	29,314
Ovid therapeutics, Inc.(b)	2,977	3,394
Precigen, Inc.(b)(c)	12,051	11,233
Prime Medicine, Inc.(b)(c)	5,020	16,516
Protagonist Therapeutics, Inc.(b)(c)	2,469	108,142
Prothena Corp. PLC (Ireland)(b)(c)	2,258	36,602
PTC Therapeutics, Inc.(b)(c)	3,219	141,250
RAPT Therapeutics, Inc.(b)	1,457	1,836
Recursion Pharmaceuticals, Inc., Class A(b)(c)	13,137	92,879
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Biotechnology-(continued)
Regeneron Pharmaceuticals, Inc.(b)	2,913	$2,185,391
REGENXBIO, Inc.(b)(c)	2,077	20,604
Relay Therapeutics, Inc.(b)	5,615	26,390
Replimune Group, Inc.(b)(c)	2,859	40,255
REVOLUTION Medicines, Inc.(b)(c)	7,007	405,355
Rhythm Pharmaceuticals, Inc.(b)(c)	2,552	158,326
Rocket Pharmaceuticals, Inc.(b)(c)	3,822	54,999
Roivant Sciences Ltd.(b)(c)	30,981	393,768
Sage Therapeutics, Inc.(b)(c)	2,549	13,943
Sana Biotechnology, Inc.(b)(c)	9,327	25,929
Sarepta Therapeutics, Inc.(b)(c)	4,004	533,893
Savara, Inc.(b)	6,897	23,174
Scholar Rock Holding Corp.(b)(c)	3,354	133,825
SpringWorks Therapeutics, Inc.(b)(c)	3,120	129,418
Summit Therapeutics, Inc.(b)(c)	30,344	560,150
Syndax Pharmaceuticals, Inc.(b)(c)	3,562	59,557
Tango Therapeutics, Inc.(b)(c)	4,481	17,655
Taysha Gene Therapies, Inc.(b)(c)	8,596	27,851
Tourmaline Bio, Inc.(b)(c)	1,073	27,941
Travere Therapeutics, Inc.(b)(c)	3,202	60,230
Twist Bioscience Corp.(b)	2,457	120,835
Ultragenyx Pharmaceutical, Inc.(b)	3,865	184,090
uniQure N.V. (Netherlands)(b)(c)	2,050	12,238
United Therapeutics Corp.(b)	1,873	693,928
UroGen Pharma Ltd.(b)(c)	1,765	22,415
Vanda Pharmaceuticals, Inc.(b)(c)	2,446	12,597
Vaxcyte, Inc.(b)(c)	4,681	441,606
Vera Therapeutics, Inc.(b)(c)	2,297	114,276
Veracyte, Inc.(b)(c)	3,214	138,041
Vericel Corp.(b)(c)	2,062	119,885
Vertex Pharmaceuticals, Inc.(b)	6,970	3,262,866
Verve Therapeutics, Inc.(b)(c)	3,545	19,887
Vir Biotechnology, Inc.(b)	5,718	45,515
Voyager Therapeutics, Inc.(b)(c)	2,286	15,682
Xencor, Inc.(b)(c)	2,598	66,509
Xenon Pharmaceuticals, Inc. (Canada)(b)	3,175	135,350
Y-mAbs Therapeutics, Inc.(b)	1,876	22,362
Zai Lab Ltd., ADR (China)(b)(c)	2,087	60,210
Zentalis Pharmaceuticals, Inc.(b)	2,982	10,765
Zymeworks, Inc.(b)(c)	2,980	41,988
		33,119,173
Health Care Equipment & Supplies-0.22%
Novocure Ltd.(b)(c)	4,541	91,001
Health Care Providers & Services-0.54%
23andMe Holding Co., Class A(b)	711	2,524
Castle Biosciences, Inc.(b)(c)	1,171	35,458
Guardant Health, Inc.(b)	5,152	183,463
		221,445
Life Sciences Tools & Services-4.04%
AbCellera Biologics, Inc. (Canada)(b)	12,350	37,174
Adaptive Biotechnologies Corp.(b)	6,180	36,709
Fortrea Holdings, Inc.(b)(c)	3,750	78,937
Illumina, Inc.(b)(c)	6,680	962,922
Maravai LifeSciences Holdings, Inc., Class A(b)	5,940	33,680
MaxCyte, Inc.(b)(c)	4,405	15,638
Medpace Holdings, Inc.(b)(c)	1,297	441,797
Nautilus Biotechnology, Inc.(b)	5,260	11,782
OmniAb, Inc.(b)(c)	4,951	19,358
Pacific Biosciences of California, Inc.(b)(c)	11,427	21,826
		1,659,823
	Shares	Value
Pharmaceuticals-14.50%
Aclaris Therapeutics, Inc.(b)	2,991	$12,173
Amphastar Pharmaceuticals, Inc.(b)	2,049	92,594
Amylyx Pharmaceuticals, Inc.(b)(c)	2,850	15,789
ANI Pharmaceuticals, Inc.(b)	881	50,420
Arvinas, Inc.(b)(c)	2,871	76,713
AstraZeneca PLC, ADR (United Kingdom)	24,426	1,651,686
ATAI Life Sciences N.V. (Germany)(b)(c)	7,035	12,522
Atea Pharmaceuticals, Inc.(b)(c)	3,537	12,097
Avadel Pharmaceuticals PLC(b)(c)	4,037	44,649
Axsome Therapeutics, Inc.(b)(c)	2,004	196,833
Collegium Pharmaceutical, Inc.(b)(c)	1,357	41,389
Edgewise Therapeutics, Inc.(b)	3,925	129,525
Enliven Therapeutics, Inc.(b)(c)	1,975	48,150
Evolus, Inc.(b)	2,645	36,210
EyePoint Pharmaceuticals, Inc.(b)(c)	2,249	19,904
Fulcrum Therapeutics, Inc.(b)(c)	2,619	10,083
Harmony Biosciences Holdings, Inc.(b)(c)	2,372	82,237
Harrow, Inc.(b)	1,479	61,985
Hutchmed (China) Ltd., ADR (China)(b)(c)	1,293	21,916
Innoviva, Inc.(b)(c)	2,625	49,849
Intra-Cellular Therapies, Inc.(b)	4,427	379,173
Jazz Pharmaceuticals PLC(b)	2,595	315,526
Ligand Pharmaceuticals, Inc.(b)(c)	759	92,196
Marinus Pharmaceuticals, Inc.(b)(c)	2,307	749
Ocular Therapeutix, Inc.(b)(c)	6,534	64,621
Pacira BioSciences, Inc.(b)(c)	1,934	32,704
Phathom Pharmaceuticals, Inc.(b)(c)	2,858	25,350
Phibro Animal Health Corp., Class A	856	20,005
Pliant Therapeutics, Inc.(b)(c)	2,539	35,038
Revance Therapeutics, Inc.(b)(c)	4,395	15,866
Royalty Pharma PLC, Class A	18,773	500,488
Sanofi S.A., ADR	12,244	593,712
SIGA Technologies, Inc.(c)	2,992	21,782
Structure Therapeutics, Inc., ADR(b)(c)	2,494	82,676
Supernus Pharmaceuticals, Inc.(b)	2,308	84,404
Tarsus Pharmaceuticals, Inc.(b)(c)	1,594	83,605
Terns Pharmaceuticals, Inc.(b)	2,955	18,439
Theravance Biopharma, Inc.(b)	2,058	19,037
Third Harmonic Bio, Inc.(b)(c)	1,727	22,037
Ventyx Biosciences, Inc.(b)	2,966	7,949
Verona Pharma PLC, ADR (United Kingdom)(b)(c)	3,022	119,762
Viatris, Inc.	49,991	654,382
WaVe Life Sciences Ltd.(b)(c)	5,235	79,048
Xeris Biopharma Holdings, Inc.(b)	6,237	20,457
		5,955,730
Total Common Stocks & Other Equity Interests (Cost $43,041,158)		41,047,172

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(e)(f) (Cost $4,110)	4,110	4,110
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $43,045,268)		41,051,282
See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.80%
Invesco Private Government Fund, 4.63%(e)(f)(g)	3,314,931	$3,314,931
Invesco Private Prime Fund, 4.71%(e)(f)(g)	8,514,710	8,517,264
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,832,499)		11,832,195
TOTAL INVESTMENTS IN SECURITIES-128.73% (Cost $54,877,767)		52,883,477
OTHER ASSETS LESS LIABILITIES-(28.73)%		(11,801,421)
NET ASSETS-100.00%		$41,082,056

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$125,506	$(121,396)	$-	$-	$4,110	$170
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,870,230	5,760,345	(5,315,644)	-	-	3,314,931	35,609 *
Invesco Private Prime Fund	7,371,186	10,130,689	(8,983,931)	(788)	108	8,517,264	94,253 *
Total	$10,241,416	$16,016,540	$(14,420,971)	$(788)	$108	$11,836,305	$130,032

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Automobiles-0.68%
Thor Industries, Inc.(b)	673	$75,107
Building Products-1.19%
Owens Corning	638	131,185
Commercial Services & Supplies-5.39%
Cintas Corp.	1,102	248,820
Republic Services, Inc.	972	212,188
Rollins, Inc.	2,654	133,576
		594,584
Consumer Finance-2.25%
Capital One Financial Corp.	1,292	248,077
Distributors-1.01%
Pool Corp.	295	111,241
Electrical Equipment-0.94%
Acuity Brands, Inc.	324	103,904
Electronic Equipment, Instruments & Components-4.06%
Amphenol Corp., Class A	3,286	238,728
Littelfuse, Inc.	285	70,301
Teledyne Technologies, Inc.(c)	286	138,784
		447,813
Entertainment-1.46%
Warner Bros. Discovery, Inc.(c)	15,389	161,277
Financial Services-4.54%
Mastercard, Inc., Class A	940	500,964
Food Products-1.09%
McCormick & Co., Inc.	1,538	120,595
Health Care Providers & Services-4.64%
UnitedHealth Group, Inc.	840	512,568
Health Care Technology-0.24%
Simulations Plus, Inc.(b)	833	26,464
Hotels, Restaurants & Leisure-2.27%
Marriott International, Inc., Class A	866	250,352
Household Durables-1.91%
Cavco Industries, Inc.(b)(c)	141	72,544
NVR, Inc.(c)	15	138,534
		211,078
Interactive Media & Services-6.76%
Meta Platforms, Inc., Class A	1,299	746,042
IT Services-1.08%
VeriSign, Inc.(c)	637	119,234
Life Sciences Tools & Services-5.08%
Mettler-Toledo International, Inc.(c)	102	127,622
Thermo Fisher Scientific, Inc.	564	298,711
West Pharmaceutical Services, Inc.	414	134,832
		561,165
Machinery-0.70%
Watts Water Technologies, Inc., Class A	358	77,253
Media-0.34%
TechTarget, Inc.(c)	1,157	37,151
Metals & Mining-0.28%
Radius Recycling, Inc., Class A	1,586	31,434
Oil, Gas & Consumable Fuels-2.10%
Kinder Morgan, Inc.	8,218	232,323
	Shares	Value
Professional Services-4.46%
Automatic Data Processing, Inc.	923	$283,296
DLH Holdings Corp.(c)	1,444	12,462
Paychex, Inc.	1,343	196,441
		492,199
Semiconductors & Semiconductor Equipment-19.60%
Broadcom, Inc.	3,499	567,118
KLA Corp.	308	199,285
Microchip Technology, Inc.	2,084	142,066
NVIDIA Corp.	8,451	1,168,351
Rambus, Inc.(c)	1,503	86,889
		2,163,709
Software-25.24%
Adobe, Inc.(c)	625	322,456
Cadence Design Systems, Inc.(c)	790	242,380
Fair Isaac Corp.(c)	97	230,378
Fortinet, Inc.(c)	2,518	239,336
Intuit, Inc.	488	313,164
Manhattan Associates, Inc.(c)	426	121,598
Progress Software Corp.	875	59,859
PTC, Inc.(c)	706	141,242
Qualys, Inc.(c)	527	80,947
Roper Technologies, Inc.	351	198,821
Salesforce, Inc.	1,391	459,015
ServiceNow, Inc.(c)	360	377,798
		2,786,994
Trading Companies & Distributors-2.61%
Beacon Roofing Supply, Inc.(c)	790	89,286
Fastenal Co.	2,385	199,290
		288,576
Total Common Stocks & Other Equity Interests (Cost $9,482,023)		11,031,289

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $9,419)	9,419	9,419
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $9,491,442)		11,040,708
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.35%
Invesco Private Government Fund, 4.63%(d)(e)(f)	41,689	41,689
Invesco Private Prime Fund, 4.71%(d)(e)(f)	107,035	107,067
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $148,756)		148,756
TOTAL INVESTMENTS IN SECURITIES-101.35% (Cost $9,640,198)		11,189,464
OTHER ASSETS LESS LIABILITIES-(1.35)%		(148,963)
NET ASSETS-100.00%		$11,040,501

See accompanying notes which are an integral part of this schedule.

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)—(continued)
November 30, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,725	$55,633	$(52,939)	$-	$-	$9,419	$100
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,183	312,433	(289,927)	-	-	41,689	303 *
Invesco Private Prime Fund	50,888	779,724	(723,533)	(3)	(9)	107,067	806 *
Total	$76,796	$1,147,790	$(1,066,399)	$(3)	$(9)	$158,175	$1,209

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PHLX Semiconductor ETF (SOXQ)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Electronic Equipment, Instruments & Components-1.24%
Coherent Corp.(b)	59,313	$5,940,790
Semiconductors & Semiconductor Equipment-98.71%
Advanced Micro Devices, Inc.(b)	271,287	37,213,794
Amkor Technology, Inc.	95,329	2,520,499
Analog Devices, Inc.	85,806	18,709,998
Applied Materials, Inc.	102,156	17,847,675
ARM Holdings PLC, ADR(b)(c)	48,415	6,501,650
ASML Holding N.V., New York Shares (Netherlands)	22,294	15,307,283
Broadcom, Inc.	309,407	50,148,687
Cirrus Logic, Inc.(b)	20,664	2,158,355
Entegris, Inc.(c)	58,412	6,170,060
GLOBALFOUNDRIES, Inc.(b)(c)	213,400	9,229,550
Intel Corp.	914,296	21,988,819
KLA Corp.	24,593	15,912,409
Lam Research Corp.	245,442	18,133,255
Lattice Semiconductor Corp.(b)	53,305	3,025,059
MACOM Technology Solutions Holdings, Inc.(b)	27,931	3,709,795
Marvell Technology, Inc.	264,309	24,498,801
Microchip Technology, Inc.	207,575	14,150,388
Micron Technology, Inc.	209,384	20,509,163
Monolithic Power Systems, Inc.	18,861	10,706,258
NVIDIA Corp.	506,435	70,014,639
NXP Semiconductors N.V. (China)	78,606	18,029,858
ON Semiconductor Corp.(b)	165,731	11,786,789
Onto Innovation, Inc.(b)	19,108	3,137,151
Qorvo, Inc.(b)	36,701	2,534,204
QUALCOMM, Inc.	114,950	18,223,023
Skyworks Solutions, Inc.	61,796	5,412,712
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	117,361	21,671,882
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Teradyne, Inc.	63,134	$6,944,740
Texas Instruments, Inc.	94,016	18,900,036
		475,096,532
Total Common Stocks & Other Equity Interests (Cost $461,080,747)		481,037,322

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $153,892)	153,892	153,892
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $461,234,639)		481,191,214
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.68%
Invesco Private Government Fund, 4.63%(d)(e)(f)	4,753,033	4,753,033
Invesco Private Prime Fund, 4.71%(d)(e)(f)	12,963,993	12,967,882
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,720,915)		17,720,915
TOTAL INVESTMENTS IN SECURITIES-103.66% (Cost $478,955,554)		498,912,129
OTHER ASSETS LESS LIABILITIES-(3.66)%		(17,611,959)
NET ASSETS-100.00%		$481,300,170

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$205,395	$949,614	$(1,001,117)	$-	$-	$153,892	$2,017
See accompanying notes which are an integral part of this schedule.

Invesco PHLX Semiconductor ETF (SOXQ)—(continued)
November 30, 2024
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,025,751	$17,635,833	$(19,908,551)	$-	$-	$4,753,033	$56,711 *
Invesco Private Prime Fund	10,957,299	25,727,358	(23,715,348)	(186)	(1,241)	12,967,882	148,793 *
Total	$18,188,445	$44,312,805	$(44,625,016)	$(186)	$(1,241)	$17,874,807	$207,521

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Solar ETF (TAN)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Construction & Engineering-1.10%
West Holdings Corp. (Japan)(b)	808,688	$10,139,225
Electrical Equipment-17.85%
Array Technologies, Inc.(b)(c)	3,787,271	25,412,588
Nextracker, Inc., Class A(b)(c)	2,003,770	76,463,863
Shoals Technologies Group, Inc., Class A(b)(c)	3,956,467	20,652,758
Sunrun, Inc.(b)(c)	3,686,784	42,508,620
		165,037,829
Financial Services-3.89%
HA Sustainable Infrastructure Capital, Inc.(b)	1,146,764	35,962,519
Independent Power and Renewable Electricity Producers-27.68%
Altus Power, Inc.(b)(c)	2,645,256	11,427,506
Atlantica Sustainable Infrastructure PLC (Spain)	987,895	21,674,416
Clearway Energy, Inc., Class C	1,025,296	30,235,979
Doral Group Renewable Energy Resources Ltd. (Israel)(b)(c)	3,391,371	11,753,407
Energix-Renewable Energies Ltd. (Israel)(b)	4,505,145	14,981,421
Enlight Renewable Energy Ltd. (Israel)(b)(c)	1,585,567	26,454,834
Grenergy Renovables S.A. (Spain)(b)(c)	448,171	13,632,722
Neoen S.A. (France)(d)	852,720	35,611,433
OY Nofar Energy Ltd. (Israel)(b)(c)	627,567	15,464,560
ReNew Energy Global PLC, Class A (India)(b)(c)	1,643,222	9,908,629
RENOVA, Inc. (Japan)(b)(c)	1,159,393	6,137,214
Scatec ASA (South Africa)(c)(d)	1,974,497	14,396,025
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	2,028,997	19,415,829
Sunnova Energy International, Inc.(b)(c)	2,606,318	14,439,002
Xinyi Energy Holdings Ltd. (China)(b)	101,246,434	10,408,871
		255,941,848
Semiconductors & Semiconductor Equipment-49.52%
Canadian Solar, Inc. (Canada)(b)(c)	1,442,868	17,905,992
Daqo New Energy Corp., ADR (China)(b)(c)	1,319,432	26,428,223
Enphase Energy, Inc.(b)(c)	967,195	69,009,363
First Solar, Inc.(c)	464,637	92,588,215
Flat Glass Group Co. Ltd., H Shares (China)(b)	14,110,195	25,132,178
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
GCL Technology Holdings Ltd. (China)(b)(c)	404,956,484	$75,458,861
JinkoSolar Holding Co. Ltd., ADR (China)(b)	1,197,806	26,579,315
Motech Industries, Inc. (Taiwan)	16,488,000	12,080,608
SMA Solar Technology AG (Germany)(b)	679,401	9,802,192
SolarEdge Technologies, Inc.(b)(c)	1,680,898	26,558,189
TSEC Corp. (Taiwan)	20,494,000	12,429,018
United Renewable Energy Co. Ltd. (Taiwan)(c)	47,948,458	15,868,175
Xinyi Solar Holdings Ltd. (China)(b)	108,447,446	47,941,505
		457,781,834
Total Common Stocks & Other Equity Interests (Cost $1,632,986,841)		924,863,255

Money Market Funds-1.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(e)(f) (Cost $9,706,932)	9,706,932	9,706,932
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.09% (Cost $1,642,693,773)		934,570,187
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.78%
Invesco Private Government Fund, 4.63%(e)(f)(g)	82,302,590	82,302,590
Invesco Private Prime Fund, 4.71%(e)(f)(g)	211,447,811	211,511,245
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $293,821,232)		293,813,835
TOTAL INVESTMENTS IN SECURITIES-132.87% (Cost $1,936,515,005)		1,228,384,022
OTHER ASSETS LESS LIABILITIES-(32.87)%		(303,889,798)
NET ASSETS-100.00%		$924,494,224

See accompanying notes which are an integral part of this schedule.

Invesco Solar ETF (TAN)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $50,007,458, which represented 5.41% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$120,097	$15,891,838	$(6,305,003)	$-	$-	$9,706,932	$12,119
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	84,758,203	101,969,423	(104,425,036)	-	-	82,302,590	992,500 *
Invesco Private Prime Fund	222,718,484	228,213,056	(239,397,824)	(26,480)	4,009	211,511,245	2,683,704 *
Total	$307,596,784	$346,074,317	$(350,127,863)	$(26,480)	$4,009	$303,520,767	$3,688,323

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	22.92%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities held by certain Funds may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$41,046,698	$-	$474	$41,047,172
Money Market Funds	4,110	11,832,195	-	11,836,305
Total Investments	$41,050,808	$11,832,195	$474	$52,883,477
Invesco Nasdaq Free Cash Flow Achievers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$11,031,289	$-	$-	$11,031,289
Money Market Funds	9,419	148,756	-	158,175
Total Investments	$11,040,708	$148,756	$-	$11,189,464
Invesco PHLX Semiconductor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$481,037,322	$-	$-	$481,037,322
Money Market Funds	153,892	17,720,915	-	17,874,807
Total Investments	$481,191,214	$17,720,915	$-	$498,912,129
Invesco Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$924,863,255	$-	$-	$924,863,255
Money Market Funds	9,706,932	293,813,835	-	303,520,767
Total Investments	$934,570,187	$293,813,835	$-	$1,228,384,022